Forecasted Benefit Payments Including Effect of Expected Future Service (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 61,748
2014	64,591
2015	66,872
2016	68,812
2017	69,999
2018-2022	¥ 360,114